Accounts and Other Receivables and Contract Assets - Summary of Loss Allowances For Certain Receivables Including Ageing (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Receivables from core retail credit and enablement service	¥ 867,172	¥ 1,354,390
Receivables from other technology platform-based service	40,725	71,005
Receivables from referral arrangements	2,063	6,005
Receivables from guarantee arrangements	374,828	308,223
Loss allowance	(183,444)	(131,177)
Trade receivables	1,101,344	1,608,446
Current [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Receivables from core retail credit and enablement service	784,000	1,284,919
Receivables from other technology platform-based service	40,725	71,005
Receivables from referral arrangements	2,063	6,005
Receivables from guarantee arrangements	276,301	269,277
Loss allowance	(20,838)	(30,251)
Trade receivables	1,082,251	1,600,955
Later than one day and not later than three months [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Receivables from core retail credit and enablement service	35,972	29,109
Receivables from other technology platform-based service	0	0
Receivables from referral arrangements	0	0
Receivables from guarantee arrangements	46,666	18,862
Loss allowance	(68,290)	(41,455)
Trade receivables	14,348	6,516
Later than three months and not later than six months [member]
Disclosure of loss allowances for certain receivables including ageing details [Line Items]
Receivables from core retail credit and enablement service	47,200	40,362
Receivables from other technology platform-based service	0	0
Receivables from referral arrangements	0	0
Receivables from guarantee arrangements	51,861	20,084
Loss allowance	(94,316)	(59,471)
Trade receivables	¥ 4,745	¥ 975